Series D Redeemable Convertible Preferred Stock and Warrants	12 Months Ended
Dec. 31, 2012
Series D Redeemable Convertible Preferred Stock and Warrants and Non-redeemable Preferred Stock, Common Stock and Other Stockholders' Equity [Abstract]
Series D Redeemable Convertible Preferred Stock and Warrants

6. Series D Redeemable Convertible Preferred Stock and Warrants

The following securities were issued in connection with the Company’s November 4, 2011 financing discussed in Note 13.

(a) Redeemable Convertible Preferred Stock

The Series D preferred stock has the rights and preferences set forth in the Certificate of Designations, Preferences and Rights of Series D preferred stock of the Company (the Series D Certificate of Designations) as summarized below.

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Dividends — The holders of the Series D preferred stock are entitled to receive dividends payable quarterly in arrears at the rate of 7% per annum. Such dividends shall be paid in cash through December 31, 2014 and thereafter in cash or with shares of common stock, as determined by the Company in its sole discretion, except that the Company may not pay any dividends to a holder of Series D preferred stock in shares of common stock to the extent the issuance of such shares would result in the holder of Series D preferred stock and its affiliates beneficially owning more than 19.99% of (i) the common stock outstanding or (ii) the combined voting power of the securities of the Company outstanding immediately after giving effect to the issuance of such shares of common stock unless the Company’s stockholders approve a proposal to increase the 19.99% ownership limitation to 35% (the Nasdaq Proposal). As of December 31, 2012, the Company had accrued a dividend of $160,000 for payment in January 2013. Under the terms of the Series D preferred stock, the 4.6% dividends that the Company pays to the Series E preferred stockholders under the terms of the Series E preferred stock will also be paid to the Series D preferred stockholders on an as-converted to common stock basis, which results in Series D preferred stockholders being entitled to an additional 2.2% per annum cash dividend payable quarterly in arrears. The Company has agreed that, at its 2013 annual meeting of stockholders, it will propose an amendment to the Series D Certificate of Designations to, among other things, modify the terms of the Series D preferred stock requiring payment of dividends to Series D preferred stockholders upon payment of dividends to Series E stockholders. If such amendment is approved by the Company’s stockholders, the Series E preferred stockholders will become entitled to receive dividends payable in cash quarterly in arrears at the rate of 8% per annum and the Series D preferred stockholders would cease to be entitled to corresponding dividends. If such amendment is submitted to the Company’s stockholders and it is not approved, the holders of the Series E preferred stock will no longer be entitled to receive dividends.

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Liquidation, Redemption by Holders and Other Events — In the event of a liquidation, dissolution or winding up of the Company, whether voluntary or involuntary, after payment or provision for payment of debts and other liabilities of the Company, the holders of the Series D preferred stock then outstanding shall be entitled to be paid out of the assets of the Company available for distribution to its stockholders an amount equal to the greater of (a) the original per share purchase price of the Series D preferred stock ($8.1375 per share) plus all accrued or declared but unpaid dividends thereon and (b) the amount that the holder of Series D preferred stock would be entitled to receive with respect to each share of Series D preferred stock pursuant to such liquidation if all of the outstanding shares of Series D preferred stock had been converted into common stock as of the date immediately prior to the date fixed for determination of stockholders entitled to receive a distribution in such liquidation. Such amount will be paid before any cash distribution may be made or any other assets distributed in respect of junior securities to the holders of any junior securities including, without limitation, common stock and Series A preferred stock of the Company. The holders of shares of Series D preferred stock then outstanding shall be entitled to require the Company to purchase such shares of Series D preferred stock at a price equal to the original Series D preferred stock purchase price per share plus all accrued or declared but unpaid dividends thereon upon the occurrence of specified fundamental changes such as mergers, consolidations, business combinations, stock purchases or similar transactions resulting in a person or group unaffiliated with any holder of Series D preferred stock owning 66.67% or more of the outstanding voting securities of the Company or successor entity.

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Conversion — Each share of Series D preferred stock is convertible, at the option of the holder thereof, at any time and from time to time, and without the payment of additional consideration by the holder thereof, into such number of fully paid and nonassessable shares of common stock as is determined by dividing the Series D preferred stock original issue price by the Series D preferred stock conversion price in effect at the time of conversion. The Series D preferred stock conversion price was initially equal to $1.63 and the Series D preferred stock issue price is initially equal to the $8.1375 original purchase price of the Series D preferred stock. Accordingly, each share of Series D preferred stock was initially convertible at the option of the holder into five fully paid and nonassessable shares of the common stock. As a result of the Company’s Series E financing in November 2012, the Series D preferred stock conversion price was adjusted to the $1.46 per share minimum resulting in each share of Series D preferred stock becoming convertible at the option of the holder into 5.5736 fully paid and nonassessable shares of the common stock. No holder may convert its shares to the extent such conversion would result in the holder and its affiliates beneficially owning more than 19.99% of the common stock outstanding unless the Company’s stockholders approve the Nasdaq Proposal. The Series D preferred stock conversion price, and the rate at which shares of Series D preferred stock may be converted into shares of common stock, may be subject to adjustment for stock dividends, stock splits and other events, as provided in the Series D Certificate of Designations.

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Redemption by Company — After November 4, 2013 and following notice the Company may redeem, for cash payment equal to the original Series D preferred stock issue price per share plus any accrued or declared but unpaid dividends thereon, all or a portion of the Series D preferred stock if the closing price of the common stock for 20 or more trading days in a period of 30 consecutive trading days is greater than or equal to 200% of the Series D preferred stock conversion price.

As of December 31, 2012 there were 1,124,260 shares of Series D preferred stock designated, issued and outstanding.

The Series D preferred stock was first assessed under ASC 480, “Distinguishing Liabilities from Equity” and it was determined that it was not within the scope of ASC 480 so the preferred stock was not considered a liability under ASC 480. The preferred stock was then assessed under ASC 815, “Derivatives and Hedging.”

The Series D preferred stock contains three embedded features: (1) optional redemption by the Company; (2) optional redemption by the holders and (3) optional conversion by the holders. Each embedded feature meets the definition of a derivative. The Company believes that the Series D preferred stock is an equity host for the purposes of assessing the embedded derivatives for potential bifurcation. The Company noted the following regarding these embedded features:

a.	Optional Redemption by the Company and Optional Redemption by the Holders — the redemption features were assessed under ASC 815-40 to determine if they were eligible for the exemption from derivative accounting. In order to meet the exemption the feature must be “indexed to the company’s own stock” and meet specified criteria for equity classification. Both redemption features met these requirements and were not bifurcated, or accounted for separately from the preferred stock.

b.	Optional Conversion by the Holder — the optional conversion by the holder feature was determined to be clearly and closely related to the preferred stock host. As such the conversion feature did not require bifurcation under ASC 815.

The Series D preferred stock was then assessed under ASC 470, “Debt,” to determine if there was a beneficial conversion feature (BCF). The BCF compares the carrying value of the preferred stock after the value of any derivatives has been allocated from the proceeds (in this case, the Warrant Liability) to the transaction date value of number of shares that the holder can convert into. The calculation resulted in a BCF of $4,445,000. The BCF was recorded in additional paid-in capital.

The following is a summary of the changes in the Series D preferred stock during 2012 and 2011 (000s):

Gross proceeds from November 4, 2011 Series D financing (including $351 paid for the warrants)	$9,500
Less — allocation of proceeds to:
fair value of warrants	(3,152)
beneficial conversion feature	(4,445)
transaction costs	(427)

Net proceeds allocated to Series D preferred stock	1,476
Accretion of beneficial conversion feature	4,445

Fair value of Series D preferred stock — November 4, 2011	$5,921

Fair value of Series D preferred stock — December 31, 2011	$5,921
Beneficial conversion feature related to Series E financing	(1,238)
Accretion of beneficial conversion feature	1,238

Fair value of Series D preferred stock — December 31, 2012	$5,921

Because the Series D preferred stock is redeemable upon events outside the control of the Company, the Company has recorded it in temporary equity. The initial carrying value of the Series D preferred stock was $1,476,000, after discounts for the proceeds allocated to the warrant liability and the BCF, and the recording of the transaction costs. The conversion option of the Series D preferred stock was immediately exercisable. As a result, the $4,445,000 discount related to the BCF was immediately accreted to preferred dividends, resulting in an increase in the carrying value of the Series D preferred stock to $5,921,000 at November 4, 2011. The sale of shares and warrants in our November 2012 Series E financing triggered an anti-dilution adjustment under the terms of the Series D preferred stock, resulting in the conversion price of the Series D preferred stock being reduced and fixed at the minimum $1.46 per share and the Series D preferred stock no longer being subject to any anti-dilution adjustments which resulted in an additional $1,238,000 discount related to the additional BCF. The additional BCF was immediately accreted to preferred dividends in 2012 which resulted in the carrying value of the Series D preferred stock remaining at $5,921,000. The Series D preferred stock is redeemable by the holder for the original $9,149,000 purchase price plus unpaid accrued dividends upon a fundamental change, as described above. The Company has determined that the occurrence of a fundamental change is not probable at this time and is not currently accreting the difference between the $5,921,000 fair value of the Series D preferred stock and the redemption value of $9,149,000 purchase price plus unpaid accrued dividends. If the occurrence of a fundamental change becomes probable, the Company will accrete this $3,228,000 difference at that time.

The Series D Convertible Preferred Stock and Warrant Purchase Agreement was amended in connection with the Series E financing. The amendments consisted of changes to voting rights limitations and restrictions on the transferability of securities issued in the Series D financing. There is no specific guidance on accounting for amendments to preferred stock agreements. However it is generally accepted that such changes should be analyzed to determine if they represent a modification or an extinguishment of the preferred stock. The Company has adopted a qualitative approach to assessing whether amendments are accounted for as modifications or extinguishments. The Company considers the nature of the changes to the preferred stock agreement, including whether the amendments significantly change a substantial contractual term or fundamentally change the nature of the stock; and whether the amendment of the terms would have changed the initial accounting for the stock. If the amendments significantly change a substantial term; fundamentally change the nature of the preferred shares; or change the accounting for the stock, then the change is accounted for as an extinguishment. Otherwise the amendments are accounted for as modifications.

The Company has considered the nature of these amendments and whether the amendments significantly change any substantial terms that affect the initial accounting for the Series D preferred stock. The Company determined that these amendments were not to substantial terms of the agreement and did not fundamentally change the nature of the Series D preferred stock. In addition, the Company assessed the original accounting for the Series D preferred stock and determined that the accounting did not change as a result of the amendments. Thus, the changes were considered a modification and not an extinguishment.

The Company then considered the appropriate model for accounting for the modification of the Series D preferred stock. The Company considered the debt and the share based payment modification guidance and determined that the share based modification rules included in ASC 718-20-35 were more appropriate. The model under ASC 718-20-35 requires the measurement of the fair value of the Series D preferred stock immediately before and after the modification. The Company determined that the change in fair value resulting from the modification was de minimis, as the amendments did not affect substantial terms of the agreement and did not affect the Company’s financial statements.

(b) Warrants

The Series D warrants had an initial exercise price of $1.63 per common share (subject to adjustment therein) and may be exercised at the holder’s option at any time on or before November 4, 2016. The sale of shares of Series E preferred stock and Series E warrants in our November 2012 Series E financing triggered an anti-dilution adjustment under the terms of the Series D warrants, resulting in the conversion price of the Series D warrants being reduced and fixed at the minimum $1.46 per share and the Series D warrants no longer being subject to any anti-dilution adjustments. The Series D warrants provide that the Company shall not effect any exercise of the Series D warrants, and the Series D warrants may not be exercised with respect to any portion of the Series D warrants, to the extent that such exercise would result in the holder and its affiliates beneficially owning more than 19.99% of (i) the number of shares of common stock outstanding or (ii) the combined voting power of the securities of the Company outstanding immediately after giving effect to the issuance of shares of Common Stock issuable upon exercise of the Series D warrants unless the stockholders of the Company approve the Nasdaq Proposal, in which case, the 19.99% limitation will be increased, with respect to the holders of Series D preferred stock, to 35%. After November 4, 2013, the Company may redeem the Series D warrants for $0.01 per share of common stock issuable on exercise of the Series D warrants following notice to the holder if the closing price of the common stock for 20 or more trading days in a period of 30 consecutive trading days is greater than or equal to $6.51 (subject to adjustment for stock splits, stock dividends, combinations, recapitalizations, reclassifications, and similar transactions affecting the common stock).

The Series D warrants were first assessed under ASC 480, “Distinguishing Liabilities from Equity,” and it was determined that they were not within its scope so the warrants were not considered a liability under ASC 480. The Series D warrants were then assessed under ASC 815, “Derivatives and Hedging,” and were determined to be derivative instruments since the price protection features do not meet the “indexed to the company’s own stock” exemption requirements in ASC 815-40. The Series D warrants were recorded at fair value as of the transaction date and were being marked to fair value through earnings each quarter. The sale of shares of Series E preferred stock and Series E warrants in our November 2012 Series E financing triggered an anti-dilution adjustment under the terms of the Series D warrants, resulting in the exercise price of the Series D warrants being reduced and fixed at the minimum $1.46 per share and the Series D warrants no longer being subject to any anti-dilution adjustments. Since the exercise price of the Series D warrants became fixed, the Series D warrants then met the exception under ASC 815-40 as they were now “indexed to the company’s own stock” and met certain criteria for equity classification. Accordingly, the Series D warrants were marked to fair value through earnings as of November 9, 2012 and the remaining $0.5 million was reclassified to stockholders equity at that time. See Note 2(m).

The Series D warrants were also amended in connection with the Series E financing. The amendments consisted of changes in limitations on the Company’s right to redeem the Series D warrants and the Series D warrant holder’s right to exercise the Series D warrants. There is no specific guidance on accounting for amendments to warrant agreements. However it is generally accepted that such changes should be analyzed to determine if they represent a modification or an extinguishment of the warrant. The Company has adopted a qualitative approach to assessing whether amendments are accounted for as modifications or extinguishments. The Company considers the nature of the changes to the warrant agreement, including whether the amendments significantly change a substantial contractual term or fundamentally change the nature of the warrant; and whether the amendment of the terms would have changed the initial accounting for the Series D warrant. If the amendments significantly change a substantial term; fundamentally change the nature of the Series D warrant; or change the accounting for the Series D warrant, then the change is accounted for as an extinguishment. Otherwise the amendments are accounted for as modifications.

The Company has considered the nature of these amendments and whether the amendments significantly change any substantial terms that affect the initial accounting for the Series D warrants. The Company determined that these amendments were not to substantial terms of the agreement and did not fundamentally change the nature of the Series D warrants. In addition, the Company assessed the original accounting for the Series D warrants and determined that the accounting did not change as a result of the amendments. Thus, the changes were considered a modification and not an extinguishment.

The Company then considered the appropriate model for accounting for the modification of the Series D warrants. The Company considered the debt and the share based payment modification guidance and determined that the share based modification rules included in ASC 718-20-35 were more appropriate. The model under ASC 718-20-35 requires the measurement of the fair value of the Series D warrants immediately before and after the modification. The Company determined that the change in fair value resulting from the modification was de minimis, as the amendments did not affect substantial terms of the agreement and did not affect the Company’s financial statements.